Condensed financial information of Plastec Technologies, Ltd. (Details) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Assets
Cash and cash equivalents	348,901	309,862	199,818	219,757	151,304
Total current assets	753,517	700,099	631,588
Total assets	1,154,821	1,179,142	1,193,729
Liabilities and shareholders' equity
Tax payable	41,389	25,225	72,936
Total current liabilities	301,207	389,268	467,178
Shareholders' equity
Ordinary shares (U.S.$0.001 par value; 100,000,000 authorized, 14,352,903, 14,292,228 and 12,938,128 shares issued and outstanding as of April 30, 2012 and December 31, 2012 and 2013, respectively)	101	112	112
Additional paid-in capital	26,455	85,332	77,967
Retained earnings	759,157	678,277	618,454
Total shareholders' equity	803,614	778,245	712,047	746,260
Parent [Member]
Assets
Cash and cash equivalents	31,048	23,787	28,980	54,770	734
Amounts due from subsidiaries	100,056	0	0
Prepaid expenses	0	0	574
Total current assets	131,104	23,787	29,554
Investment in subsidiaries	1	1	1
Total assets	131,105	23,788	29,555
Liabilities and shareholders' equity
Account payable and accrued liabilities	609	369	369
Due to fellow subsidiaries	0	62,012	66,017
Tax payable	1,378	0	0
Total current liabilities	1,987	62,381	66,386
NET CURRENT ASSETS/(LIABILITIES)	129,118	(38,593)	(36,831)
TOTAL ASSETS AND LIABILITIES	129,118	(38,593)	(36,831)
Shareholders' equity
Ordinary shares (U.S.$0.001 par value; 100,000,000 authorized, 14,352,903, 14,292,228 and 12,938,128 shares issued and outstanding as of April 30, 2012 and December 31, 2012 and 2013, respectively)	101	112	112
Additional paid-in capital	(101,735)	(38,341)	(35,502)
Retained earnings	230,752	(364)	(1,441)
Total shareholders' equity	129,118	(38,593)	(36,831)